Business Combinations - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) $ in Thousands	Jul. 01, 2022 USD ($)
IT Professional Services [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net assets excluding of cash acquired	$ 447